Submission	Sep. 04, 2026
Submission [Line Items]
Central Index Key	0001875016
Registrant Name	J-Star Holding Co., Ltd.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES